Insurance service expenses and other expenditure - Share-based payment expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payment expense charged to the income statement
Share-based compensation expense	$ 95	$ 85	$ 81
Share-based compensation expense accounted for as equity-settled	87	76	$ 71
Liabilities relating to awards which are settled in cash	$ 39	$ 31